Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed consolidated balance sheets
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2019
($ in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$16	$1	$5	$(16)	$6
Other current assets	51	1,090	104	—	1,245
Intercompany receivable, net	7,702	—	—	(7,702)	—
Total Current Assets	7,769	1,091	109	(7,718)	1,251
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on successful efforts accounting, net	—	9,440	4,188	—	13,628
Other property and equipment, net	—	1,030	88	—	1,118
Property and equipment held for sale, net	—	10	—	—	10
Total Property and Equipment, Net	—	10,480	4,276	—	14,756
LONG-TERM ASSETS:
Other long-term assets	41	125	19	1	186
Investments in subsidiaries and intercompany advances	6,101	4,171	—	(10,272)	—
TOTAL ASSETS	$13,911	$15,867	$4,404	$(17,989)	$16,193

CURRENT LIABILITIES:
Current liabilities	$466	$1,765	$176	$(15)	$2,392
Intercompany payable, net	—	7,702	—	(7,702)	—
Total Current Liabilities	466	9,467	176	(7,717)	2,392
LONG-TERM LIABILITIES:
Long-term debt, net	9,071	—	2	—	9,073
Deferred income tax liabilities	10	—	—	—	10
Other long-term liabilities	—	299	18	—	317
Total Long-Term Liabilities	9,081	299	20	—	9,400
EQUITY:
Chesapeake stockholders’ equity	4,364	6,101	4,171	(10,272)	4,364
Noncontrolling interests	—	—	37	—	37
Total Equity	4,364	6,101	4,208	(10,272)	4,401
TOTAL LIABILITIES AND EQUITY	$13,911	$15,867	$4,404	$(17,989)	$16,193
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$4	$1	$1	$(2)	$4
Other current assets	60	1,532	2	—	1,594
Intercompany receivable, net	6,671	—	—	(6,671)	—
Total Current Assets	6,735	1,533	3	(6,673)	1,598
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on successful efforts accounting, net	—	9,664	48	—	9,712
Other property and equipment, net	—	1,091	—	—	1,091
Property and equipment held for sale, net	—	15	—	—	15
Total Property and Equipment, Net	—	10,770	48	—	10,818
LONG-TERM ASSETS:
Other long-term assets	26	293	—	—	319
Investments in subsidiaries and intercompany advances	3,248	9	—	(3,257)	—
TOTAL ASSETS	$10,009	$12,605	$51	$(9,930)	$12,735

CURRENT LIABILITIES:
Current liabilities	$523	$2,365	$1	$(2)	$2,887
Intercompany payable, net	—	6,671	—	(6,671)	—
Total Current Liabilities	523	9,036	1	(6,673)	2,887
LONG-TERM LIABILITIES:
Long-term debt, net	7,341	—	—	—	7,341
Other long-term liabilities	53	321	—	—	374
Total Long-Term Liabilities	7,394	321	—	—	7,715
EQUITY:
Chesapeake stockholders’ equity	2,092	3,248	9	(3,257)	2,092
Noncontrolling interests	—	—	41	—	41
Total Equity	2,092	3,248	50	(3,257)	2,133
TOTAL LIABILITIES AND EQUITY	$10,009	$12,605	$51	$(9,930)	$12,735

Condensed consolidated income statements

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES AND OTHER:
Oil, natural gas and NGL	$—	$3,760	$762	$—	$4,522
Marketing	—	3,967	—	—	3,967
Total Revenues	—	7,727	762	—	8,489
Other	—	60	3	—	63
Gains on sales of assets	—	43	—	—	43
Total Revenues and Other	—	7,830	765	—	8,595
OPERATING EXPENSES:
Oil, natural gas and NGL production	—	436	84	—	520
Oil, natural gas and NGL gathering, processing and transportation	—	1,062	20	—	1,082
Severance and ad valorem taxes	—	174	50	—	224
Exploration	—	77	7	—	84
Marketing	—	4,003	—	—	4,003
General and administrative	1	237	77	—	315
Restructuring and other termination costs	—	12	—	—	12
Provision for legal contingencies, net	—	19	—	—	19
Depreciation, depletion and amortization	—	1,719	545	—	2,264
Impairments	—	11	—	—	11
Other operating expense	—	52	40	—	92
Total Operating Expenses	1	7,802	823	—	8,626
INCOME (LOSS) FROM OPERATIONS	(1)	28	(58)	—	(31)
OTHER INCOME (EXPENSE):
Interest income (expense)	(598)	16	(69)	—	(651)
Losses on investments	—	(47)	(24)	—	(71)
Gains on purchases or exchanges of debt	65	—	10	—	75
Other income	—	39	—	—	39
Equity in net earnings (losses) of subsidiary	(105)	(141)	—	246	—
Total Other Expense	(638)	(133)	(83)	246	(608)
LOSS BEFORE INCOME TAXES	(639)	(105)	(141)	246	(639)
INCOME TAX BENEFIT	(331)	—	—	—	(331)
NET LOSS	(308)	(105)	(141)	246	(308)
Net income attributable to noncontrolling interests	—	—	—	—	—
NET LOSS ATTRIBUTABLE TO CHESAPEAKE	(308)	(105)	(141)	246	(308)
Other comprehensive income	—	35	—	—	35
COMPREHENSIVE LOSS ATTRIBUTABLE TO CHESAPEAKE	$(308)	$(70)	$(141)	$246	$(273)
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES AND OTHER:
Oil, natural gas and NGL	$—	$5,136	$19	$—	$5,155
Marketing	—	5,076	—	—	5,076
Total Revenues	—	10,212	19	—	10,231
Other	—	63	—	—	63
Losses on sales of assets	—	(264)	—	—	(264)
Total Revenues and Other	—	10,011	19	—	10,030
OPERATING EXPENSES:
Oil, natural gas and NGL production	—	474	—	—	474
Oil, natural gas and NGL gathering, processing and transportation	—	1,391	7	—	1,398
Severance and ad valorem taxes	—	188	1	—	189
Exploration	—	162	—	—	162
Marketing	—	5,158	—	—	5,158
General and administrative	2	332	1	—	335
Restructuring and other termination costs	—	38	—	—	38
Provision for legal contingencies, net	—	26	—	—	26
Depreciation, depletion and amortization	—	1,730	7	—	1,737
Impairments	—	131	—	—	131
Total Operating Expenses	2	9,630	16	—	9,648
INCOME (LOSS) FROM OPERATIONS	(2)	381	3	—	382
OTHER INCOME (EXPENSE):
Interest expense	(631)	(2)	—	—	(633)
Gains on investments	—	139	—	—	139
Gains on purchases or exchanges of debt	263	—	—	—	263
Other income	3	64	—	—	67
Equity in net earnings of subsidiary	583	1	—	(584)	—
Total Other Income (Expense)	218	202	—	(584)	(164)
INCOME BEFORE INCOME TAXES	216	583	3	(584)	218
INCOME TAX BENEFIT	(10)	—	—	—	(10)
NET INCOME	226	583	3	(584)	228
Net income attributable to noncontrolling interests	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO CHESAPEAKE	226	583	1	(584)	226
Other comprehensive income	—	34	—	—	34
COMPREHENSIVE INCOME ATTRIBUTABLE TO CHESAPEAKE	$226	$617	$1	$(584)	$260
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2017
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES AND OTHER:
Oil, natural gas and NGL	$—	$4,962	$23	$—	$4,985
Marketing	—	4,511	—	—	4,511
Total Revenues	—	9,473	23	—	9,496
Other	—	67	—	—	67
Gains on sales of assets	—	476	—	—	476
Total Revenues and Other	—	10,016	23	—	10,039
OPERATING EXPENSES:
Oil, natural gas and NGL production	—	517	—	—	517
Oil, natural gas and NGL gathering, processing and transportation	—	1,463	8	—	1,471
Severance and ad valorem taxes	—	133	1	—	134
Exploration	—	235	—	—	235
Marketing	—	4,598	—	—	4,598
General and administrative	1	330	2	—	333
Provision for legal contingencies, net	(79)	41	—	—	(38)
Depreciation, depletion and amortization	—	1,688	9	—	1,697
Impairments	—	814	—	—	814
Other operating expense	—	416	—	—	416
Total Operating (Income) Expenses	(78)	10,235	20	—	10,177
INCOME (LOSS) FROM OPERATIONS	78	(219)	3	—	(138)
OTHER INCOME (EXPENSE):
Interest expense	(599)	(2)	—	—	(601)
Gains on purchases or exchanges of debt	233	—	—	—	233
Other income	1	5	—	—	6
Equity in net losses of subsidiary	(216)	—	—	216	—
Total Other Income (Expense)	(581)	3	—	216	(362)
INCOME (LOSS) BEFORE INCOME TAXES	(503)	(216)	3	216	(500)
INCOME TAX EXPENSE	2	—	—	—	2
NET INCOME (LOSS)	(505)	(216)	3	216	(502)
Net income attributable to noncontrolling interests	—	—	(3)	—	(3)
NET LOSS ATTRIBUTABLE TO CHESAPEAKE	(505)	(216)	—	216	(505)
Other comprehensive income	—	39	—	—	39
COMPREHENSIVE LOSS ATTRIBUTABLE TO CHESAPEAKE	$(505)	$(177)	$—	$216	$(466)

Condensed consolidated cash flow statements
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2019
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By Operating Activities	$1	$1,270	$356	$(4)	$1,623

CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	—	(1,548)	(632)	—	(2,180)
Business combination, net	—	(381)	28	—	(353)
Acquisitions of proved and unproved properties	—	(35)	—	—	(35)
Proceeds from divestitures of proved and unproved properties	—	130	—	—	130
Additions to other property and equipment	—	(32)	(16)	—	(48)
Proceeds from sales of other property and equipment	—	6	—	—	6
Net Cash Used In Investing Activities	—	(1,860)	(620)	—	(2,480)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	9,839	—	837	—	10,676
Payments on revolving credit facility borrowings	(8,668)	—	(1,512)	—	(10,180)
Proceeds from issuance of senior notes, net	108	—	—	—	108
Proceeds from issuance of term loan, net	1,455	—	—	—	1,455
Cash paid to purchase debt	(380)	—	(693)	—	(1,073)
Cash paid for preferred stock dividends	(91)	—	—	—	(91)
Contribution from parent	(1,644)	—	1,644	—	—
Other financing activities	(24)	(8)	(8)	4	(36)
Intercompany advances, net	(713)	713	—	—	—
Net Cash Provided By (Used In) Financing Activities	(118)	705	268	4	859
Net increase (decrease) in cash and cash equivalents	(117)	115	4	—	2
Cash and cash equivalents, beginning of period	4	1	1	(2)	4
Cash and cash equivalents, end of period	$(113)	$116	$5	$(2)	$6
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By Operating Activities	$85	$1,642	$10	$(7)	$1,730

CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	—	(1,848)	—	—	(1,848)
Acquisitions of proved and unproved properties	—	(128)	—	—	(128)
Proceeds from divestitures of proved and unproved properties	—	2,231	—	—	2,231
Additions to other property and equipment	—	(21)	—	—	(21)
Proceeds from sales of other property and equipment	—	147	—	—	147
Proceeds from sales of investments	—	74	—	—	74
Net Cash Provided by Investing Activities	—	455	—	—	455

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	11,697	—	—	—	11,697
Payments on revolving credit facility borrowings	(12,059)	—	—	—	(12,059)
Proceeds from issuance of senior notes, net	1,236	—	—	—	1,236
Cash paid to purchase debt	(2,813)	—	—	—	(2,813)
Cash paid for preferred stock dividends	(92)	—	—	—	(92)
Other financing activities	(26)	(123)	(13)	7	(155)
Intercompany advances, net	1,971	(1,974)	2	1	—
Net Cash Used In Financing Activities	(86)	(2,097)	(11)	8	(2,186)
Net decrease in cash and cash equivalents	(1)	—	(1)	1	(1)
Cash and cash equivalents, beginning of period	5	1	2	(3)	5
Cash and cash equivalents, end of period	$4	$1	$1	$(2)	$4
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2017
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By Operating Activities	$5	$466	$14	$(10)	$475

CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	—	(2,113)	—	—	(2,113)
Acquisitions of proved and unproved properties	—	(88)	—	—	(88)
Proceeds from divestitures of proved and unproved properties	—	1,249	—	—	1,249
Additions to other property and equipment	—	(21)	—	—	(21)
Other investing activities	—	55	—	—	55
Net Cash Used In Investing Activities	—	(918)	—	—	(918)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	7,771	—	—	—	7,771
Payments on revolving credit facility borrowings	(6,990)	—	—	—	(6,990)
Proceeds from issuance of senior notes, net	1,585	—	—	—	1,585
Cash paid to purchase debt	(2,592)	—	—	—	(2,592)
Cash paid for preferred stock dividends	(183)	—	—	—	(183)
Other financing activities	(39)	(5)	(13)	32	(25)
Intercompany advances, net	(456)	456	—	—	—
Net Cash Provided by (Used In) Financing Activities	(904)	451	(13)	32	(434)
Net increase (decrease) in cash and cash equivalents	(899)	(1)	1	22	(877)
Cash and cash equivalents, beginning of period	904	2	1	(25)	882
Cash and cash equivalents, end of period	$5	$1	$2	$(3)	$5